Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 69,036
Year 2	3,980
Total	$ 73,016